Equity - AOCI Changes Net of Tax Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	$ 2,133	$ 1,943
Accumulated other comprehensive income (loss), ending balance	4,401	2,133
Accumulated net gain (loss) from cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	(23)	(57)
Amounts reclassified from accumulated other comprehensive income	35	34
Accumulated other comprehensive income (loss), ending balance	$ 12	$ (23)